Group information - Consolidated Statement of Cash Flows (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of associates [line items]
Net cash generated from operating activities	₨ 67,656	$ 823	₨ 45,477	₨ 31,827
Net cash used in investing activities	(74,978)	(912)	(124,747)	(17,412)
Net cash generated from financing activities	19,113	233	90,038	₨ (7,079)
RPPL
Disclosure of associates [line items]
Net cash generated from operating activities	68,060	828	45,775
Net cash used in investing activities	(86,097)	(1,048)	(116,258)
Net cash generated from financing activities	27,187	331	77,024
Net increase in cash and cash equivalents	₨ 9,150	$ 111	₨ 6,541